Prepaid expenses	12 Months Ended
Dec. 31, 2020
Prepaid expenses
Prepaid expenses

Note 19 - Prepaid expenses

Accounting policies

Prepaid expenses comprise amounts paid in respect of goods or services to be received in subsequent financial periods. Clinical trials, which are outsourced to Clinical Research Organizations (“CROs”), take several years to complete. As such, Management is required to make estimates based on the progress and costs incurred to-date for the ongoing trials. Judgements are made in determining the amount of costs to be expensed during the period, or recognized as prepayments or accruals on the statement of financial position.

Other receivables are measured at amortized cost less impairment. Prepayments include expenditures related to future financial periods and are measured at nominal value

The increase by DKK 17.5 million from 2019 (DKK 30.8 million) to 2020 (DKK 48.3 million) is primarily related to an increase in prepaid insurance, taken as a result of higher insurance costs because of the increased premiums required for Director & Officer insurance.